Semi-Annual Report
June 30, 2002


                                                         [NEUBERGER BERMAN LOGO]


                                         Neuberger Berman
                                         Advisers
                                         Management
                                         Trust


--------------------------------------------------------------------------------


                                         Mid-Cap
                                         Growth
                                         Portfolio (Registered Trademark)



B0736 08/02

Mid-Cap Growth Portfolio  Managers' Commentary
----------------------------------------------

The Mid-Cap Growth Portfolio ended the first half of 2002 with a decline (-17.18%), lagging the S&P MidCap 400/BARRA Growth Index benchmark, which also declined during this reporting period (-10.00%). Mid-cap growth stocks performed exceptionally well in the March rally, but fell back along with the broad market in the second quarter.1,2

In general, the Portfolio lived up to our fundamental expectations. The overwhelming majority of holdings met or exceeded consensus earnings expectations. The average portfolio company beat earnings estimates by 14.5% and forward earnings forecasts were revised upward by 6.6%. Based on the most recently reported quarter, earnings in the Portfolio grew by 31% versus consensus earnings growth forecasts of 21%. Also, four holdings (Apollo Group, Electronic Arts, North Fork Bancorp and Sunguard Data) representing approximately 9.2% of portfolio total net assets, have been admitted into the S&P 500 in 2002, reflecting continued success in our goal of identifying mid-cap stocks capable of growing into the large-cap category.

Unfortunately, the Portfolio's positive fundamentals did not translate into positive returns in a market ravaged by doubt over the strength of the economic recovery, escalating violence in the Middle East, renewed fear of terrorism, and corporate accounting scandals. The high anxiety generated by all these negative headlines has distracted investors from the kind of favorable economic and earnings trends that generally lift the market.

Collectively, our investments in the consumer staples, energy, and industrials sectors delivered positive returns. The same sectors led on a relative return basis. Our top five performers came from industrials (Apollo Group), healthcare (Quest Diagnostics), consumer staples (Pepsi Bottling), financials (North Fork Bancorp), and industrials (L-3 Communications).

Our holdings in the information technology and healthcare sectors had the most negative impact on portfolio returns. Our five worst performers came from healthcare (IDEC Pharmaceuticals and King Pharmaceuticals), consumer discretionary (Charter Communications), and information technology (Intersil and Integrated Device Technology).

We are relatively optimistic regarding the economy, but over the near term, believe it will continue to be an uneven recovery with consumer oriented industries driving growth, and technology and telecommunications lagging. Consequently, we have reduced our information technology sector weighting and concentrated investments in those tech sub-sectors we believe have the most favorable short-term outlooks. We have eliminated our exposure in the telecom sector.

The question everyone is asking--when will the market bottom out--is one we can't answer. We have experienced an assault on the pillars of the free market system. The Enron, WorldCom, and Adelphia Communications scandals have led investors to question the integrity of corporate managers. While professional investors have always been cognizant of the conflict of interest between investment banking and stock research, the average investor appears surprised that Wall Street analysts may strongly favor the stocks of

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


companies with which their firms have profitable investment banking relationships. This all adds up to a legitimate crisis of confidence in the financial markets.

While President Bush and Congress are contemplating measures to prevent corporate fraud and end self-dealing on Wall Street, investors may remain cynical, particularly if we see more negative headlines. However, we expect that as the economic recovery unfolds and corporate earnings trend higher, investors will regain their emotional equilibrium and begin refocusing on increasingly good values in the stock market.

We believe our Portfolio reflects this good value. The portfolio's PEG Ratio (forward price/earnings divided by forward long-term earnings growth rates) has declined. So, we are getting good earnings growth at what we believe to be bargain prices. Based on the number of undisputed leaders in various industry niches, the quality of the portfolio has never been higher. We think it is interesting how many great growth companies now show up in value investors' screens and are included in high profile value oriented mutual fund portfolios. In our view, this is a persuasive fundamental argument that a market bottom may be near and that growth stocks can excel when the market rights itself.

Sincerely,


/s/ JENNIFER SILVER
/s/ BROOKE COBB

JENNIFER SILVER AND BROOKE COBB
PORTFOLIO CO-MANAGERS

1. (27.94%) and 8.31% were the total returns for the 1-year and since inception (11/3/97) for the periods ended June 30, 2002. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

2. The S&P MidCap 400/BARRA Growth Index is a benchmark for mid-cap growth stock performance. It is constructed of companies in the S&P MidCap 400 Index, which is a market value weighted index for mid-cap stock price movement, with higher price-to-book ratios than the companies in its value index counterpart. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments  Mid-Cap Growth Portfolio
-------------------------------------------------

Number of Shares                         Market Value+
Common Stocks (97.8%)
Automotive (0.8%)
    62,100      Advance Auto Parts               $  3,385,071*

Biotechnology (2.2%)
    89,000      Cephalon, Inc.                      4,022,800*[L]
   161,300      IDEC
                  Pharmaceuticals                   5,718,085*
                                                 ------------
                                                    9,740,885

Building, Construction & Furnishing (1.3%)
   221,500      D.R. Horton                         5,765,645

Business Services (1.4%)
   143,600      Hotels.com                          6,064,228*[L]

Business Services -- IT Business Services (11.6%)
   220,000      Affiliated Computer
                  Services                         10,445,600*
   162,175      Apollo Group                        6,391,317*
    69,733      ChoicePoint Inc.                    3,170,759*
   119,800      Concord EFS                         3,610,772*
    93,100      SEI Investments                     2,622,627
    87,200      SPX Corp.                          10,246,000*[L]
   577,600      SunGard Data
                  Systems                          15,294,848*
                                                 ------------
                                                   51,781,923

Capital Equipment (0.7%)
    90,900      Donaldson Co.                       3,185,136

Commercial Services (0.6%)
    49,700      Moody's Corp.                       2,472,575

Communications Equipment (3.8%)
   152,100      Harris Corp.                        5,512,104
   209,100      L-3 Communications
                  Holdings                         11,291,400*[L]
                                                 ------------
                                                   16,803,504

Consumer Cyclicals (2.8%)
    93,600      Lennar Corp.                        5,728,320
   296,900      USA Interactive                     6,962,305*
                                                 ------------
                                                   12,690,625
                                                 ------------

Energy (4.8%)
   134,600      Cooper Cameron                      6,517,332*
    92,000      Talisman Energy                     4,153,800
   110,300      Weatherford
                  International                     5,232,900*
   280,350      XTO Energy                          5,775,210
                                                 ------------
                                                   21,679,242

Finance (8.3%)
    85,700      Affiliated Managers
                  Group                             5,270,550*
   124,125      Commerce Bancorp                    5,486,325
    84,700      Investment Technology
                  Group                             2,769,690*
   123,200      Legg Mason                          6,078,688
   225,200      North Fork Bancorp                  8,965,212
   173,200      TCF Financial                       8,504,120
                                                 ------------
                                                   37,074,585

Financial Services (2.1%)
   625,000      E*TRADE Group                    $  3,412,500*
    65,200      GreenPoint
                  Financial                         3,201,320
    99,800      New York
                  Community
                  Bancorp                           2,704,580
                                                 ------------
                                                    9,318,400

Food & Beverage (2.1%)
   309,900      Pepsi Bottling
                  Group                             9,544,920

Health Care (17.7%)
   158,370      AMN Healthcare
                  Services                          5,544,534*[L]
    83,000      Anthem, Inc.                        5,600,840*[L]
   302,800      Caremark Rx                         4,996,200*
   213,400      Community Health
                  Systems                           5,719,120*
   148,900      Express Scripts                     7,461,379*
   219,400      Gilead Sciences                     7,213,872*
   381,100      King
                  Pharmaceuticals                   8,479,475*
   190,800      Laboratory Corp. of
                  America Holdings                  8,710,020*
   174,300      Quest Diagnostics                  14,998,515*
    82,700      Teva
                  Pharmaceutical
                  Industries ADR                    5,522,706
   141,500      Zimmer Holdings                     5,045,890*
                                                 ------------
                                                   79,292,551

Insurance (1.8%)
   127,300      Arthur J. Gallagher                 4,410,945
   113,700      Willis Group
                Holdings                            3,741,867*
                                                 ------------
                                                    8,152,812

Internet (2.7%)
   392,800      KPMG Consulting                     5,837,008*
   193,600      Symantec Corp.                      6,359,760*[L]
                                                 ------------
                                                   12,196,768

Manufacturing (1.3%)
   138,600      Maytag Corp.                        5,911,290

Media (3.9%)
   463,200      Charter
                  Communications                   1,889,856*[L]
   179,300      Univision
                  Communications                    5,630,020*[L]
   293,800      Westwood One                        9,818,796*
                                                 ------------
                                                   17,338,672

Oil & Gas (0.6%)
   106,800      ENSCO
                  International                     2,911,368

Publishing & Broadcasting (1.3%)
   158,500      Scholastic Corp.                    6,007,150*

See Notes to Schedule of Investments

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Schedule of Investments  Mid-Cap Growth Portfolio cont'd
--------------------------------------------------------

Number of Shares                               Market Value+
Retail (9.9%)
   245,900       Abercrombie &
                   Fitch                      $  5,931,108*
    66,900       BJ's Wholesale Club             2,575,650*
    75,000       CDW Computer
                   Centers                       3,510,750*
   154,300       Circuit City Stores --
                   CarMax Group                  3,340,595*[L]
    66,000       Coach, Inc.                     3,623,400*
    85,200       Krispy Kreme
                   Doughnuts                     2,742,588*[L]
   127,900       Mohawk Industries               7,869,687*
   185,200       Ross Stores                     7,546,900
   113,600       Talbots, Inc.                   3,976,000
   107,500       Williams-Sonoma                 3,295,950*
                                              ------------
                                                44,412,628

Semiconductors (6.2%)
   410,800       Integrated Device
                   Technology                    7,451,912*
   396,700       Intersil Corp.                  8,481,446*[L]
   337,400       Microchip
                   Technology                    9,254,882*
    96,200       Semtech Corp.                   2,568,540*
                                              ------------
                                                27,756,780

Software (7.3%)
   157,300       Electronic Arts                10,389,665*
   196,900       Emulex Corp.                    4,432,219*
    72,900       Mercury Interactive             1,673,784*
   400,800       Network Associates              7,723,416*[L]
   238,500       Sabre Holdings                  8,538,300*
                                              ------------
                                                32,757,384

Technology (1.3%)
   369,200       Cadence Design
                   Systems                       5,951,504*[L]

Transportation (1.3%)
   173,000       Expeditors
                   International                 5,736,680

Total Common Stocks
(Cost $454,347,195)                            437,932,326
                                              ------------

Principal Amount

Short-Term Investments (19.1%)
$70,375,898      N&B Securities
                   Lending Quality
                   Fund, LLC                    70,375,898
15,290,074       Neuberger Berman
                   Institutional Cash
                   Fund Trust Class             15,290,074@
                                              ------------

Total Short-Term Investments
(Cost $85,665,972)                              85,665,972#
                                              ------------

Total Investments (116.9%)
(Cost $540,013,167)                            523,598,298##

Liabilities, less cash, receivables and
 other assets [(16.9%)]                        (75,608,241)
                                              ------------
Total Net Assets (100.0%)                     $447,990,057
                                              ------------

See Notes to Schedule of Investments

Notes to Schedule of Investments  Mid-Cap Growth Portfolio
----------------------------------------------------------

+        Investment securities of the Fund are valued at the latest sales price;
         securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#        At cost, which approximates market value.

## At June 30, 2002, the cost of investments for U.S. Federal income tax purposes was $540,013,167. Gross unrealized appreciation of investments was $40,821,070 and gross unrealized depreciation of investments was $57,235,939, resulting in net unrealized depreciation of $16,414,869, based on cost for U.S. Federal income tax purposes.

*        Non-income producing security.

[L] All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Assets and Liabilities
-----------------------------------


                                                                                         --------------
                                                                                              Mid-Cap
                                                                                               Growth
Neuberger Berman Advisers Management Trust                                                  Portfolio
Assets
  Investments in securities, at market value* (Note A)--see Schedule of Investments      $  523,598,298
-------------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                             111,362
-------------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                             12,168,826
-------------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                               262,955
-------------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                              31,531
=======================================================================================================
Total Assets                                                                                536,172,972
=======================================================================================================
Liabilities
  Payable for collateral on securities loaned (Note A)                                       70,375,898
-------------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                           16,385,935
-------------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                              933,378
-------------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                        198,178
-------------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                             110,816
-------------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                           178,710
=======================================================================================================
Total Liabilities                                                                            88,182,915
=======================================================================================================
Net Assets at value                                                                      $  447,990,057
=======================================================================================================
Net Assets consist of:
  Paid-in capital                                                                        $  758,618,582
-------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                 (1,461,084)
-------------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                   (292,752,737)
-------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                        (16,414,704)
=======================================================================================================
Net Assets at value                                                                      $  447,990,057
=======================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                            31,904,482
-------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                                 $        14.04
=======================================================================================================
*Cost of Investments                                                                     $  540,013,167
=======================================================================================================

See Notes to Financial Statements

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS
                                                 ENDED JUNE 30, 2002 (UNAUDITED)

Statement of Operations
-----------------------


                                                                                   -------------
                                                                                       Mid-Cap
                                                                                        Growth
Neuberger Berman Advisers Management Trust                                           Portfolio
Investment Income
Income:
Dividend income                                                                    $     562,145
------------------------------------------------------------------------------------------------
Interest income (Note A)                                                                 351,373
------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                           (2,613)
================================================================================================
Total income                                                                             910,905
================================================================================================
Expenses:
Investment management fee (Note B)                                                     1,331,595
------------------------------------------------------------------------------------------------
Administration fee (Note B)                                                              749,818
------------------------------------------------------------------------------------------------
Amortization of deferred organization and initial offering expenses (Note A)               1,859
------------------------------------------------------------------------------------------------
Auditing fees                                                                             26,069
------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                   72,637
------------------------------------------------------------------------------------------------
Insurance expense                                                                          4,513
------------------------------------------------------------------------------------------------
Legal fees                                                                                51,044
------------------------------------------------------------------------------------------------
Shareholder reports                                                                      110,197
------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                               17,532
------------------------------------------------------------------------------------------------
Miscellaneous                                                                              6,725
================================================================================================
Total net expenses                                                                     2,371,989
================================================================================================
Net investment income (loss)                                                          (1,461,084)
================================================================================================
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                               (45,267,836)
------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
     Investment securities (Note A)                                                  (46,154,644)
     -------------------------------------------------------------------------------------------
     Foreign currency (Note A)                                                               544
================================================================================================
Net gain (loss) on investments                                                       (91,421,936)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $ (92,883,020)
================================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Changes in Net Assets
----------------------------------

                                                                                  Mid-Cap Growth Portfolio
                                                                            ------------------------------------
                                                                                   Six Months               Year
                                                                                        Ended              Ended
Neuberger Berman Advisers Management Trust                                      June 30, 2002       December 31,
                                                                                  (Unaudited)               2001
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                 $   (1,461,084)     $   (2,024,493)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                         (45,267,836)       (217,069,968)
---------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments             (46,154,100)         58,862,739
===============================================================================================================
Net increase (decrease) in net assets resulting from operations                 (92,883,020)       (160,231,722)
===============================================================================================================
From Fund Share Transactions:
Proceeds from shares sold                                                       124,287,897         430,837,248
---------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                   (114,131,989)       (363,963,984)
===============================================================================================================
Net increase (decrease) from Fund share transactions                             10,155,908          66,873,264
===============================================================================================================
Net Increase (Decrease) in Net Assets                                           (82,727,112)        (93,358,458)
Net Assets:
Beginning of period                                                             530,717,169         624,075,627
===============================================================================================================
End of period                                                                $  447,990,057      $  530,717,169
===============================================================================================================
Accumulated undistributed net investment income (loss) at end of period      $   (1,461,084)     $           --
===============================================================================================================
Number of Fund Shares:
Sold                                                                              7,837,972          24,273,314
---------------------------------------------------------------------------------------------------------------
Redeemed                                                                         (7,269,614)        (20,698,149)
===============================================================================================================
Net increase (decrease) in shares outstanding                                       568,358           3,575,165
===============================================================================================================

See Notes to Financial Statements

Notes to Financial Statements  Mid-Cap Growth Portfolio
-------------------------------------------------------

         Note A--Summary of Significant Accounting Policies:

1 General: Mid-Cap Growth Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

         The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

         Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Mid-Cap Growth Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Mid-Cap Growth Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Mid-Cap Growth Investments.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

6 Dividends and distributions to shareholders: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($4,181,334 and $236,225,757 expiring in 2008 and 2009, respectively, determined as of December 31, 2001), it is the policy of the Fund not to distribute such gains.

         The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

7 Organization expenses: Organization expenses incurred by the Fund were fully amortized as of June 30, 2002.

8 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

9 Security lending: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At June 30, 2002, the value of the securities loaned, the value of the collateral and the income earned on loaned securities during the six months ended June 30, 2002 were $68,995,978, $70,375,898 and $154,166, respectively.

10 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment

Notes to Financial Statements  Mid-Cap Growth Portfolio cont'd
--------------------------------------------------------------


         Companies (the "Guide"). The Guide became effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

12 Affiliated transactions: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), an affiliated fund managed by Neuberger Berman Management Inc. ("Management"). The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the six months ended June 30, 2002, income earned on this investment amounted to $197,207 and is reflected in the Statement of Operations under the caption Interest income.

         Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

         Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

         The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

         Prior to June 7, 2001, the Fund paid Management a fee for investment management services at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

         The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

         The trustees of the Trust adopted a non-fee distribution plan for the Fund.

         Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

         Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


         Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. For the six months ended June 30, 2002, there was no reimbursement to Management. At June 30, 2002, the Fund has no liability to Management under the agreement.

         Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

         The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $0.

         Note C--Securities Transactions:

         During the six months ended June 30, 2002, there were purchase and sale transactions (excluding short-term securities) of $347,137,911 and $313,082,499, respectively.

         During the six months ended June 30, 2002, brokerage commissions on securities transactions amounted to $612,276, of which Neuberger received $267,287, and other brokers received $344,989.

         Note D--Line of Credit:

         At June 30, 2002, the Fund was a holder of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

         Note E--Unaudited Financial Information:

         The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

Financial Highlights Mid-Cap Growth Portfolio+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. [+/+]



                                                                                                                        Period from
                                       Six Months Ended                                                      November 3, 1997[carr]
                                               June 30,                           Year Ended December 31,           to December 31,
                                       ----------------        --------------------------------------------- ----------------------
                                                   2002          2001        2000         1999          1998                1997
                                            (Unaudited)
 Net Asset Value, Beginning of Period            $16.94        $22.48      $24.30       $16.22        $11.72            $10.00
                                                 ------        ------      ------       ------        ------            ------
 Income From Investment Operations
 Net Investment Income (Loss)                      (.05)         (.07)       (.09)        (.07)         (.03)              .01
 Net Gains or Losses on Securities (both
   realized and unrealized)                       (2.85)        (5.47)      (1.72)        8.55          4.61              1.71
                                                 ------        ------      ------       ------        ------            ------
 Total From Investment Operations                 (2.90)        (5.54)      (1.81)        8.48          4.58              1.72
                                                 ------        ------      ------       ------        ------            ------
 Less Distributions
 From Net Investment Income                          --            --          --           --          (.01)               --
 From Net Capital Gains                              --            --        (.01)        (.40)         (.07)               --
                                                 ------        ------      ------       ------        ------            ------
 Total Distributions                                 --            --        (.01)        (.40)         (.08)               --
                                                 ------        ------      ------       ------        ------            ------
 Net Asset Value, End of Period                  $14.04        $16.94      $22.48       $24.30        $16.22            $11.72
                                                 ------        ------      ------       ------        ------            ------
 Total Return++                                  -17.18%**     -24.64%      -7.46%      +53.89%       +39.28%           +17.20%**
 Ratios/Supplemental Data
 Net Assets, End of Period (in millions)         $448.0        $530.7      $624.1       $159.9        $ 31.0            $  1.7
 Ratio of Gross Expenses to Average Net
   Assets#                                          .95%*         .91%        .98%        1.00%         1.00%             1.05%*
 Ratio of Net Expenses to Average Net
   Assets                                           .95%*         .91%        .98%[SS]    1.00%[SS]     1.00%[SS]         1.00%*[SS]
 Ratio of Net Investment Income (Loss)
   to Average Net Assets                           (.58)%*       (.38)%      (.34)%       (.40)%        (.20)%             .83%*
 Portfolio Turnover Rate                             65%           99%        109%         100%          106%               20%

See Notes to Financial Highlights

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Notes to Financial Highlights  Mid-Cap Growth Portfolio
-------------------------------------------------------


+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Mid-Cap Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[SS] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                             Period from
                                                        November 3, 1997
                            Year Ended December 31,      to December 31,
                          1999                  1998                1997
                          1.08%                 1.43%              17.73%

         After reimbursement of expenses previously paid by Management. Had Management not been reimbursed, the annualized ratio of net expenses to average daily net assets would have been:

                                                              Year Ended
                                                            December 31,
                                                                    2000
                                                                     .95%

[carr]   The date investment operations commenced.

[+/+] The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*        Annualized.

**       Not annualized.

Trustees and Officers
---------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

-------------------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                   Portfolios in
                               Position and                                        Fund Complex    Other Directorships Held
                              Length of Time                                        Overseen by     Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
-------------------------------------------------------------------------------------------------------------------------------
 John Cannon (72)            Trustee since    Retired. Formerly, Chairman and             29     Independent Trustee or
                             2000             Chief Investment Officer of CDC                    Director of three series of
                                              Capital Management (registered                     Oppenheimer Funds:
                                              investment adviser) (1993-Jan.                     Limited Term New York
                                              1999).                                             Municipal Fund,
                                                                                                 Rochester Fund
                                                                                                 Municipals, and
                                                                                                 Oppenheimer Convertible
                                                                                                 Securities Fund, 1992 to
                                                                                                 present.
-------------------------------------------------------------------------------------------------------------------------------
 Faith Colish (66)           Trustee since    Attorney at Law and President,              29
                             1984             Faith Colish, A Professional
                                              Corporation; 1980 to present.
-------------------------------------------------------------------------------------------------------------------------------
 Walter G. Ehlers (69)       Trustee since    Consultant. Retired President and           29
                             1989             Trustee of Teachers Insurance &
                                              Annuity (TIAA) and College
                                              Retirement Equities Fund (CREF).
-------------------------------------------------------------------------------------------------------------------------------
 C. Anne Harvey (64)         Trustee since    Consultant, C. A. Harvey                    29
                             1998             Associates, June 2001 to present;
                                              Member, Individual Investors
                                              Advisory Committee to the New
                                              York Stock Exchange Board of
                                              Directors, 1998 to present;
                                              Secretary, Board of Associates to
                                              The National Rehabilitation
                                              Hospital's Board of Directors;
                                              Director of American Association
                                              of Retired Persons (AARP), 1978
                                              to December 2000; Member,
                                              American Savings Education
                                              Council's Policy Board (ASEC),
                                              1998-2000; Member, Executive
                                              Committee, Crime Prevention
                                              Coalition of America, 1997-2000.
-------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                                                     Portfolios in
                               Position and                                          Fund Complex     Other Directorships Held
                              Length of Time                                          Overseen by     Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)         Principal Occupation(s) (3)          Trustee               Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Barry Hirsch (69)           Trustee since    Senior Vice President and General           29
                             2000             Counsel of Loews Corporation
                                              (diversified financial corporation).
---------------------------------------------------------------------------------------------------------------------------------
 Robert A. Kavesh (74)       Trustee since    Professor of Finance and                    29       Director, Delaware Labs,
                             2000             Economics at Stern School of                         1978 to present
                                              Business, New York University.                       (cosmetics).
---------------------------------------------------------------------------------------------------------------------------------
 Howard A. Mileaf (65)       Trustee since    Retired. Formerly, Vice President           29       Director, State Theatre of
                             1999             and Special Counsel to WHX                           New Jersey (not-for-profit
                                              Corporation (holding company);                       theater), 2000 to present;
                                               1993-2001.                                          Formerly, Director of Kevlin
                                                                                                   Corporation (manufacturer of
                                                                                                   microwave and other products).
---------------------------------------------------------------------------------------------------------------------------------
 John P. Rosenthal (69)      Trustee since    Senior Vice President of Burnham            29       Director, 92nd Street Y
                             2000             Securities Inc. (a registered                        (non-profit), 1967 to
                                              broker-dealer) since 1991.                           present; Formerly,
                                                                                                   Director, Cancer
                                                                                                   Treatment Holdings, Inc.
---------------------------------------------------------------------------------------------------------------------------------
 William E. Rulon (69)       Trustee since    Retired. Senior Vice President of           29       Director, Pro-Kids Golf
                             2000             Foodmaker, Inc. (operator and                        and Learning Academy,
                                              Franchiser of Restaurants) until                     1998 to present (teach golf
                                              January 1997; Secretary of                           and computer usage to "at
                                              Foodmaker, Inc. until July 1996.                     risk" children); Director of
                                                                                                   Prandium, Inc.,
                                                                                                   March 2001 to present
                                                                                                   (restaurants).
---------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers  cont'd
-----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                               Position and                                         Fund Complex    Other Directorships Held
                              Length of Time                                         Overseen by     Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)         Principal Occupation(s) (3)         Trustee               Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford Partners          29        Formerly, Director of
                             2000             and Oxford Bioscience Partners                        Capital Cash
                                              (venture capital partnerships) and                    Management Trust
                                              President of Oxford Venture                           (money market fund) and
                                              Corporation.                                          Prime Cash Fund.
-----------------------------------------------------------------------------------------------------------------------------------
 Tom Decker Seip (52)        Trustee since    General Partner of Seip                     29        Director, H&R Block,
                             2000             Investments LP (a private                             Inc. (financial services
                                              investment partnership); President                    company), May 2001 to
                                              and CEO of Westaff, Inc.,                             present; Director, General
                                              May 2001 to January 2002                              Magic (voice recognition
                                              (temporary staffing); Senior                          software), November 2001
                                              Executive at the Charles Schwab                       to present; Director,
                                              Corporation from 1983 to 1999;                        Forward Management,
                                              including Chief Executive Officer                     Inc. (asset management),
                                              of Charles Schwab Investment                          2001-present; Member of
                                              Management, Inc. and Trustee of                       the Board of Directors of
                                              Schwab Family of Funds and                            E-Finance Corporation
                                              Schwab Investments from 1997 to                       (credit decisioning
                                              1998; Executive Vice                                  services), 1999 to present;
                                              President-Retail Brokerage for                        Director, Save-Daily.com
                                              Charles Schwab Investment                             (micro investing services),
                                              Management from 1994 to 1997.                         1999 to present; Formerly,
                                                                                                    Director of Offroad
                                                                                                    Capital Inc. (pre-public
                                                                                                    internet commerce
                                                                                                    company).
-----------------------------------------------------------------------------------------------------------------------------------
 Candace L. Straight (54)    Trustee since    Private investor and consultant             29        Director, Providence
                             1999             specializing in the insurance                         Washington (property and
                                              industry; Advisory Director of                        casualty insurance
                                              Securitas Capital LLC (a global                       company), December 1998 to
                                              private equity investment firm                        present; Director, Summit
                                              dedicated to making investments in                    Global Partners (insurance
                                              the insurance sector).                                brokerage firm),
                                                                                                    October 2000 to present.
-----------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Number of
                                                                                        Portfolios in
                                Position and                                            Fund Complex   Other Directorships Held
                               Length of Time                                            Overseen by    Outside Fund Complex by
 Name, Age, and Address (1)      Served (2)          Principal Occupation(s) (3)           Trustee              Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Peter P. Trapp (57)         Trustee since     Regional Manager for Atlanta                 29
                             1984              Region, Ford Motor Credit
                                               Company since August 1997; prior
                                               thereto, President, Ford Life
                                               Insurance Company, April 1995
                                               until August 1997.
-----------------------------------------------------------------------------------------------------------------------------------
 Michael M. Kassen* (49)     President and     Executive Vice President and Chief           29        Executive Vice President,
                             Trustee since     Investment Officer of Neuberger                        Chief Investment Officer
                             2000              Berman since 1999; Executive Vice                      and Director of Neuberger
                                               President and Chief Financial                          Berman Inc. (holding
                                               Officer of NB Management from                          company) since 1999;
                                               November 1999 to March 2000;                           Chairman since May 2000
                                               Vice President of NB Management                        and Director of NB
                                               from 1990 until 1999; Partner or                       Management since
                                               Principal of Neuberger Berman                          January 1996.
                                               from 1993.
-----------------------------------------------------------------------------------------------------------------------------------
 Edward I. O'Brien* (73)     Trustee since     Member, Investment Policy                    29        Director of Legg Mason,
                             2000              Committee, Edward Jones, 1993-                         Inc. (financial services
                                               2001; President of the Securities                      holding company), 1993
                                               Industry Association ("SIA")                           to present; Director,
                                               (securities industry's representative                  Boston Financial Group
                                               in government relations and                            (real estate and tax
                                               regulatory matters at the federal                      shelters) 1993-1999.
                                               and state levels) from 1974-1992;
                                               Adviser to SIA from
                                               November 1992-November 1993.
-----------------------------------------------------------------------------------------------------------------------------------
 Peter E. Sundman* (43)      Chairman of       Executive Vice President of                  29        Executive Vice President
                             the Board,        Neuberger Berman since 1999;                           and Director of Neuberger
                             Chief             Principal of Neuberger Berman                          Berman Inc. (holding
                             Executive         from 1997 until 1999; Senior Vice                      company) since 1999;
                             Officer and       President of NB Management from                        President and Director of
                             Trustee since     1996 until 1999; Director of                           NB Management since
                             2000; President   Institutional Services of NB                           1999.
                             from 1999 to      Management from 1988 until
                             2000              1996.
-----------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers  cont'd
-----------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Information about the Officers of the Trust



                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1984               Vice President of Neuberger Berman since
                                                                  2002 and Employee since 1999; Vice
                                                                  President-Mutual Fund Board Relations of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1986 to 1999; Secretary of
                                                                  two other mutual funds for which NB
                                                                  Management acts as investment manager and
                                                                  administrator.

Robert Conti (45)              Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Controller of NB
                                                                  Management until 1996; Treasurer of NB
                                                                  Management from 1996 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Stacy Cooper-Shugrue (39)      Assistant Secretary since 1991     Vice President-Mutual Fund Board Relations
                                                                  of NB Management since February 25, 2002;
                                                                  Employee of Neuberger Berman since 1999;
                                                                  Assistant Vice President of NB Management
                                                                  from 1993 to 1999; Assistant Secretary of two
                                                                  other mutual funds for which NB Management
                                                                  acts as investment manager and administrator.

Barbara Muinos (43)            Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1993 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 1996.

Brian J. Gaffney (48)          Vice President since 2000          Managing Director of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1997 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Trustees and Officers  cont'd
-----------------------------


                                             Position and
 Name, Age, and Address (1)            Length of Time Served (2)                    Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------
Sheila R. James (37)           Assistant Secretary since June 5, 2002     Employee of Neuberger Berman since 1999;
                                                                          Employee of NB Management from 1991 to
                                                                          1999; Assistant Secretary of two other mutual
                                                                          funds for which NB Management acts as
                                                                          investment manager and administrator since
                                                                          June 5, 2002.

Richard Russell (55)           Treasurer and Principal Accounting         Vice President of Neuberger Berman since
                               Officer since 1993 and Principal           1999; Vice President of NB Management from
                               Financial Officer since June 2000          1993 until 1999; Treasurer and Principal
                                                                          Financial and Accounting Officer of two other
                                                                          mutual funds for which NB Management acts
                                                                          as investment manager and administrator.

Frederic B. Soule (56)         Vice President since 2000                  Vice President of Neuberger Berman since
                                                                          1999; Vice President of NB Management from
                                                                          1995 until 1999; Vice President of two other
                                                                          funds for which NB Management acts as
                                                                          investment manager and administrator since
                                                                          2000.

Celeste Wischerth (41)         Assistant Treasurer since 1996             Vice President of Neuberger Berman since
                                                                          1999; Assistant Vice President of NB
                                                                          Management from 1994 to 1999; Assistant
                                                                          Treasurer of two other mutual funds for which
                                                                          NB Management acts as investment manager
                                                                          and administrator since 1996.

--------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.